Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 147,827	£ 142,765
Contingent liabilities and commitments	152,176	147,123
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,790	2,810
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,559	£ 1,548